Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,281,000
Previously Paid Amount	0
Total Fee Amount	1,420.92
Total Offset Amount	0
Net Fee	$ 1,420.92